Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Moderate Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 2,108,321,861
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,108,321,861
Total number of portfoli o holdings	43
Portfolio turnover for the reporting period	61%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's por tfo
lio compos
iti
on is subject to change.
Derivative Exposure
Long
Equity Risk	21.2%
Interest Rate Risk	1.7%
Short
Equity Risk	36.4%
Interest Rate Risk	0.9%
Asset Categories

Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Moderate Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 2,108,321,861
Holdings Count | Holding	43
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Stat isti cs
Fund net assets	$ 2,108,321,861
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	61%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the inve
stment
makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	21.2%
Interest Rate Risk	1.7%
Short
Equity Risk	36.4%
Interest Rate Risk	0.9%
Asset Categories